Secondary Stock Offering (Details Narrative) (USD $)	0 Months Ended			12 Months Ended		0 Months Ended
	Jul. 26, 2013	Mar. 19, 2012	May 08, 2008	Dec. 31, 2013	Dec. 31, 2012	Apr. 24, 2012 Sun Trust Bank [Member]
Common stock offered	4,000,000	1,000,000	1,500,000
Common stock offered, price per share	$ 2.50	$ 2.50	$ 2.50	$ 2.50
Proceeds from issuance of common stock		$ 2,500,000		$ 210,000	$ 1,120,000
Offering expenses		10,000
Stock issued during period, shares		448,000		30,000
Stock issued during period, value		1,120,000
Preferred Stock, Shares Issued						10,000
Preferred Stock, par value				$ 100	$ 100	$ 100
Cash Consideration					$ 1,000,000	$ 1,000,000
Number of stock sold				84,000